Trade Payables And Reverse Factoring Operations (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables		R$ 6,476,733	R$ 1,686,832
Reverse Factoring Operations	[1]	297,472	142,924
Trade payables		6,774,205	1,829,756
Domestic market [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables		5,462,377	1,581,759
Foreign countries [member]
Trade Payables And Reverse Factoring Operations [Line Items]
Trade and other payables	[2]	R$ 1,014,356	R$ 105,073

[1]	The Group have contracts signed with Banco Itaú Unibanco S.A. to structure a “supply chain finance” the operation with the Company’s main suppliers. Further details on these operations are included in note 3.16.
[2]	Refers to imports mainly denominated in US dollars, Euros and British pounds